SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares		12 Months Ended
	Dec. 29, 2021	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of Options, Granted		1,837	519
Weighted Average Exercise Price, Granted	$ 0.022
Employees And Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of Options outstanding, beginning balance		23,628,962	46,762
Weighted Average Exercise Price outstanding, beginning balance		$ 0.05	$ 0.0011
Number of Options, Granted		98,900,380	23,582,200
Weighted Average Exercise Price, Granted		$ 0.021	$ 0.05
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited or expired
Weighted Average Exercise Price, Forfeited or expired
Number of Options, outstanding, ending balance		122,529,342	23,628,962
Weighted Average Exercise Price, ending balance		$ 0.026	$ 0.05
Options exercisable, ending balance		30,884,971
Weighted Average Exercise Price, Options exercisable, ending balance		$ 0.043